Small and Mid Cap Enhanced Equity ETF Expense Example - Small and Mid Cap Enhanced Equity ETF - ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 432